Slow Capital Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS — 99.95% Shares Fair Value
Communications — 13.74%
Alphabet, Inc., Class A 17,176 $ 3,296,074
Netflix, Inc.
(a)
3,299 3,824,861
Spotify Technology SA
(a)
5,136 3,217,909
10,338,844
Consumer Discretionary — 16.81%
Amazon.com, Inc.
(a)
16,315 3,819,505
MercadoLibre, Inc.
(a)
1,424 3,380,419
Ross Stores, Inc. 15,665 2,138,899
Tesla, Inc.
(a)
10,747 3,312,978
12,651,801
Consumer Staples — 4.32%
Clorox Co. (The) 9,802 1,230,739
Costco Wholesale Corp. 2,146 2,016,468
3,247,207
Energy — 3.23%
First Solar, Inc.
(a)
13,906 2,429,795
Financials — 1.66%
Chubb Ltd. 4,700 1,250,388
Health Care — 11.57%
Illumina, Inc.
(a)
16,698 1,715,052
Intuitive Surgical, Inc.
(a)
5,341 2,569,501
Mettler-Toledo International, Inc.
(a)
1,127 1,390,357
Regeneron Pharmaceuticals, Inc. 3,384 1,845,837
Repligen Corp.
(a)
10,122 1,184,983
8,705,730
Industrials — 2.39%
Deere & Co. 3,424 1,795,443
Real Estate — 1.81%
American Tower Corp., Class A 6,547 1,364,329
Technology — 44.42%
Accenture PLC, Class A 4,228 1,129,299
Analog Devices, Inc. 9,158 2,057,162
Apple, Inc. 11,212 2,327,275
Autodesk, Inc.
(a)
6,965 2,111,161
Broadcom, Inc. 15,530 4,561,161
Crowdstrike Holdings, Inc., Class A
(a)
5,787 2,630,597
Datadog, Inc., Class A
(a)
18,320 2,564,434
HubSpot, Inc.
(a)
3,228 1,677,430
Nvidia Corp. 24,555 4,367,598
ON Semiconductor Corp.
(a)
30,487 1,718,247
ServiceNow, Inc.
(a)
2,826 2,665,256
Synopsys, Inc.
(a)
4,040 2,559,219
Veeva Systems, Inc., Class A
(a)
5,639 1,602,604

Slow Capital Growth Fund
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
COMMON STOCKS — 99.95% - continued Shares Fair Value
Technology — 44.42% - continued
Workday, Inc., Class A
(a)
6,358 $ 1,458,398
33,429,841
Total Common Stocks/ Investments — 99.95% (Cost $71,906,266) 75,213,378
Other Assets in Excess of Liabilities — 0.05% 34,051
NET ASSETS — 100.00% $ 75,247,429
(a) Non-income producing security.